Shareholder Fees - Investment Trust Prospectus - U.S. GOVERNMENT MONEY MARKET FUND	Oct. 25, 2025 USD ($)
U.S. GOVERNMENT MONEY MARKET FUND, INVESTOR CLASS
Prospectus [Line Items]
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Account Fee	$ 25
U.S. GOVERNMENT MONEY MARKET FUND, A CLASS
Prospectus [Line Items]
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	[1]
Maximum Account Fee	$ 0
U.S. GOVERNMENT MONEY MARKET FUND, C CLASS
Prospectus [Line Items]
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	[1]
Maximum Account Fee	$ 0
U.S. GOVERNMENT MONEY MARKET FUND, G CLASS
Prospectus [Line Items]
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Account Fee	$ 0

[1]	Purchases in these shares may be subject to a contingent deferred sales charge (CDSC) of 1.00% for A and C Class in certain circumstances where such shares were acquired by exchange from another American Century Investments fund.